Quarterly Holdings Report
for
Fidelity® Emerging Markets Discovery Fund
January 31, 2024
EMD-NPRT1-0324
1.931229.112
Common Stocks - 98.3%
	Shares	Value ($)
Brazil - 14.8%
Afya Ltd. (a)	756,659	14,845,650
Atacadao SA	5,773,094	12,130,209
Caixa Seguridade Participacoes	4,529,890	12,919,293
Enauta Participacoes SA	3,245,548	12,394,189
Equatorial Energia SA	2,106,377	15,063,163
Hypera SA	1,752,779	11,225,512
Localiza Rent a Car SA	932,115	10,182,073
LOG Commercial Properties e Participacoes SA	2,681,456	11,100,570
Lojas Renner SA	4,420,326	14,319,843
Orizon Valorizacao de Residuos SA (a)	1,442,010	10,245,187
Prio SA	1,767,610	15,673,161
Rumo SA	3,080,836	14,339,593
XP, Inc. Class A	524,532	12,892,997
TOTAL BRAZIL		167,331,440
Chile - 1.0%
Banco de Chile sponsored ADR	520,779	11,571,709
China - 19.5%
Airtac International Group	458,330	13,738,892
China Communications Services Corp. Ltd. (H Shares)	26,852,394	11,056,967
China Resources Beer Holdings Co. Ltd.	2,609,663	9,437,433
Far East Horizon Ltd.	15,163,244	11,116,376
Flat Glass Group Co. Ltd. (b)	7,020,410	10,558,845
Fu Shou Yuan International Group Ltd.	18,217,916	10,926,144
Guangdong Investment Ltd.	16,025,050	9,316,442
Haier Smart Home Co. Ltd. (A Shares)	4,241,211	13,234,277
Haitian International Holdings Ltd.	4,624,227	10,293,094
Hansoh Pharmaceutical Group Co. Ltd. (c)	7,410,308	11,129,892
Innovent Biologics, Inc. (a)(c)	2,530,607	10,195,592
JOYY, Inc. ADR	102,858	3,153,626
Li Ning Co. Ltd.	5,473,380	11,692,902
Pharmaron Beijing Co. Ltd. (H Shares) (b)(c)	6,323,652	8,187,000
Shenzhen Expressway Co. Ltd. (H Shares)	12,291,465	9,865,355
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	3,385,673	10,935,560
Sinopec Engineering Group Co. Ltd. (H Shares)	22,301,632	11,185,733
Sinotruk Hong Kong Ltd.	6,103,335	13,861,853
Tongdao Liepin Group (a)(b)	11,976,997	5,938,230
TravelSky Technology Ltd. (H Shares)	6,808,319	6,848,063
Tsingtao Brewery Co. Ltd. (H Shares)	1,158,266	6,609,897
Zai Lab Ltd. (a)	4,719,530	10,027,871
TOTAL CHINA		219,310,044
Georgia - 1.0%
Bank of Georgia Group PLC	242,426	11,659,245
Hong Kong - 2.0%
ASMPT Ltd.	1,181,733	11,404,173
WH Group Ltd. (c)	18,708,743	11,038,068
TOTAL HONG KONG		22,442,241
Hungary - 0.9%
Richter Gedeon PLC	367,685	9,925,514
India - 12.8%
Bharat Electronics Ltd.	6,283,823	14,068,224
Computer Age Management Services Private Ltd.	351,220	12,263,333
Deccan Cements Ltd. (d)	745,139	5,542,237
Eicher Motors Ltd.	261,613	12,105,149
Embassy Office Parks (REIT)	3,281,665	14,193,479
Hindustan Aeronautics Ltd.	394,680	14,276,256
Indraprastha Gas Ltd.	1,524,853	7,907,155
ITC Ltd.	1,873,345	9,954,562
Mahanagar Gas Ltd.	612,600	10,928,269
Manappuram General Finance & Leasing Ltd.	940,273	2,090,307
Oberoi Realty Ltd.	640,691	10,216,980
Shriram Transport Finance Co. Ltd.	575,207	17,090,185
Torrent Pharmaceuticals Ltd.	432,698	13,180,598
TOTAL INDIA		143,816,734
Indonesia - 2.0%
First Resources Ltd.	9,486,841	10,441,083
PT United Tractors Tbk	8,520,790	12,377,363
TOTAL INDONESIA		22,818,446
Korea (South) - 10.0%
AMOREPACIFIC Corp.	127,560	11,252,188
Coway Co. Ltd.	341,449	14,163,371
Db Insurance Co. Ltd.	191,585	12,638,211
Fila Holdings Corp.	368,715	11,232,657
Hanon Systems	1,947,032	9,087,442
Hansol Chemical Co. Ltd.	87,438	13,087,514
Hyundai Marine & Fire Insurance Co. Ltd.	366,299	9,303,407
LG Corp.	166,621	10,231,236
SFA Engineering Corp.	477,510	9,664,796
Soulbrain Co. Ltd.	58,867	11,870,007
TOTAL KOREA (SOUTH)		112,530,829
Malaysia - 0.0%
Scientex Bhd warrants 1/14/26 (a)	130,640	15,891
Mexico - 5.3%
FIBRA Macquarie Mexican (REIT) (b)(c)	3,969,033	7,612,223
Fibra Uno Administracion SA de CV	4,659,686	7,921,588
Grupo Comercial Chedraui S.A.B. de CV (b)	2,086,673	14,104,729
Qualitas Controladora S.A.B. de CV	1,450,463	16,027,020
Regional S.A.B. de CV	1,474,062	13,681,632
TOTAL MEXICO		59,347,192
Philippines - 1.0%
Robinsons Land Corp.	38,856,129	11,031,932
Poland - 1.2%
Dino Polska SA (a)(c)	120,110	13,015,429
Romania - 1.0%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	403,860	10,947,378
Russia - 0.0%
Etalon Group PLC GDR (Reg. S) (a)(e)	167,549	13,330
LSR Group OJSC (a)(e)	67,346	70,050
TCS Group Holding PLC GDR (a)(e)	59,253	78,018
TOTAL RUSSIA		161,398
Saudi Arabia - 2.2%
Bupa Arabia for Cooperative Insurance Co.	194,211	10,699,446
Catrion Catering Holding Co.	468,260	14,384,564
TOTAL SAUDI ARABIA		25,084,010
South Africa - 4.1%
Bidvest Group Ltd./The	916,207	12,078,909
FirstRand Ltd.	3,138,536	11,385,732
Impala Platinum Holdings Ltd.	2,355,420	9,142,927
Mr Price Group Ltd.	1,535,008	14,047,711
TOTAL SOUTH AFRICA		46,655,279
Taiwan - 14.2%
BizLink Holding, Inc.	1,374,478	10,117,284
Chailease Holding Co. Ltd.	2,144,682	11,874,406
Cleanaway Co. Ltd.	1,949,105	11,144,989
E Ink Holdings, Inc.	2,400,780	15,924,583
International Games Systems Co. Ltd.	565,195	14,955,730
Makalot Industrial Co. Ltd.	1,101,557	12,638,818
Nanya Technology Corp.	6,329,370	13,884,888
Nien Made Enterprise Co. Ltd.	1,137,860	12,166,665
Poya International Co. Ltd.	699,621	11,529,613
Realtek Semiconductor Corp.	1,053,372	15,767,409
Unimicron Technology Corp.	2,835,504	15,911,280
Yageo Corp.	805,504	14,171,043
TOTAL TAIWAN		160,086,708
Turkey - 1.2%
Mavi Jeans Class B (c)	2,870,926	13,491,318
United Arab Emirates - 1.0%
Aldar Properties PJSC	8,503,561	11,807,447
United States of America - 3.0%
FirstCash Holdings, Inc.	106,540	12,227,596
Parade Technologies Ltd.	363,755	12,907,673
Tenaris SA sponsored ADR	274,390	8,728,346
TOTAL UNITED STATES OF AMERICA		33,863,615
Vietnam - 0.1%
FPT Corp.	225,647	881,988
TOTAL COMMON STOCKS (Cost $1,044,437,048)		1,107,795,787

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	29,088,185	29,094,003
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	15,339,926	15,341,460
TOTAL MONEY MARKET FUNDS (Cost $44,435,463)		44,435,463

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $1,088,872,511)	1,152,231,250
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(25,304,309)
NET ASSETS - 100.0%	1,126,926,941

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,669,522 or 6.6% of net assets.

(d)	Affiliated company
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	41,349,421	128,314,672	140,570,090	559,519	-	-	29,094,003	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	11,126,496	28,681,419	24,466,455	100,553	-	-	15,341,460	0.1%
Total	52,475,917	156,996,091	165,036,545	660,072	-	-	44,435,463

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Deccan Cements Ltd.	4,283,550	283,827	-	-	-	974,860	5,542,237
Total	4,283,550	283,827	-	-	-	974,860	5,542,237

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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